Operating loss for the year	12 Months Ended
Dec. 31, 2020
Operating loss for the year [Abstract]
Operating loss for the year
7. Operating loss for the year

Operating loss for the year is stated after charging (crediting):
	December 31,
	2020	2019	2018
	US$’000	US$’000	US$’000
Fees payable to the Group’s auditor and their associates	858	611	106
Changes in inventory expensed (excluding fair value step-up)	25,854	11,384	1,700
Amortization of inventory fair value step-up, as restated*	27,617	7,473	—
Research and development expenses	27,618	15,827	10,703
Share based payments	4,729	841	821
Pension costs	1,284	769	583
Depreciation of property, plant and equipment	1,297	698	317
Amortization of intangible assets, as restated*	43,168	11,583	50
Operating lease rentals	623	170	300
Foreign exchange gains	(2,699)	(3,750)	223
* see note 27